Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.31%
iShares 0-3 Month Treasury Bond ETF		998	$99,850
Schwab Short-Term U.S. Treasury ETF		1,966	97,396
SPDR Portfolio Short Term Treasury ETF		1,642	48,685
Vanguard Short-Term Treasury ETF		1,643	97,364
TOTAL EXCHANGE TRADED FUNDS (Cost $345,695)			343,295

	Contracts	Notional Amount
PURCHASED OPTIONS - 120.11% (a)(b)
CALL OPTIONS - 108.08%
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $0.43	23	$1,041,992	1,033,710
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $425.94	14	634,256	79,995
			1,113,705
PUT OPTIONS - 12.03%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price $114.09	83	1,003,802	29,782
iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.52	74	977,392	54,041
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $170.80	23	1,041,992	2,590
S&P 500® Mini Index, Expires 3/10/2023, Strike Price $383.35	23	1,041,992	37,541
			123,954
TOTAL PURCHASED OPTIONS (Cost $1,161,468)			1,237,659

Total Investments (Cost $1,507,163) - 153.42%			1,580,954
Liabilities in Excess of Other Assets - (53.42)%			(550,482)
TOTAL NET ASSETS - 100.00%			$1,030,472

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	3/10/2023	$170.80	23	$(1,041,992)	$(650,812)
					(650,812)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	3/10/2023	$120.10	83	(1,003,802)	(47,475)
iShares 20+ Year Treasury Bond ETF	3/10/2023	$134.23	74	(977,392)	(80,003)
S&P 500® Mini Index	3/10/2023	$425.94	23	(1,041,992)	(59,527)
					(187,005)
Total Options Written (Premiums Received $795,007)					$(837,817)

(a) Exchange-Traded